UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2005

Check here if Amendment |_|; Amendment Number: ___________
This Amendment (Check only one.):              |_| is a restatement.
                                               |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALLSTATE LIFE INSURANCE COMPANY
Address: 3075 SANDERS ROAD, SUITE G4A
         NORTHBROOK, IL. 60062-7127

Form 13F File Number: 28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JAMES ZILS
Title: VICE PRESIDENT INVESTMENT OPERATIONS
Phone: 847-402-3073

Signature, Place, and Date of Signing:


       /s/ JAMES ZILS                    NORTHBROOK, IL.         8/10/2005
       --------------------------    --------------------    ----------------
              [Signature]                [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all hgoldings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               ONE

Form 13F Information Table Entry Total:           84

Form 13F Information Table Value Total:      291,485 (THOUSAND)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number            Name

1       028-10298                       ALLSTATE INVESTMENTS LLC

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY

                                        TITLE                  VALUE      SHARES/   SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER                 OF CLASS      CUSIP   (x$1000)     PRN AMT   PRN CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
----------------------------           --------      -----   --------     -------   --- ----  -------  -------- ------ ------- -----
GENERAL MOTORS                         REDEEMABLE
                                       P/S         370442741    2,189       90,000   SH       DEFINED     1        X
GENERAL MOTORS CORP                    REDEEMABLE
                                       P/S         370442717      422       20,000   SH       DEFINED     1        X
HARRAH'S ENTERTAINM                    COMMON      413619107    1,622       22,500   SH       DEFINED     1        X
JOHNSON & JOHNSON                      COMMON      478160104    3,088       47,500   SH       DEFINED     1        X

3M COMPANY 0% 11/21/2032               DEBT        88579YAB7    6,246    7,200,000  PRN       DEFINED     1        X
AFFILIATED MANAGERS GRP 0%
 05/07/2021                            DEBT        008252AC2    1,205    1,000,000  PRN       DEFINED     1        X
AFFILIATED MANAGERS GRP 2.793750%
 02/25/2033                            DEBT        008252AE8    1,096      700,000  PRN       DEFINED     1        X
AGILENT TECHNOLOGIES INC 3.000000%
 12/01/2021                            DEBT        00846UAB7    2,466    2,500,000  PRN       DEFINED     1        X
ALLERGAN INC 0% 11/06/2022             DEBT        018490AE2      586      600,000  PRN       DEFINED     1        X
ALZA CORP 0% 07/28/2020                DEBT        02261WAB5    3,659    4,100,000  PRN       DEFINED     1        X
AMDOCS LIMITED .500000%
 03/15/2024                            DEBT        02342TAD1    2,962    3,250,000  PRN       DEFINED     1        X
AMERICAN EXPRESS 1.850000%
 12/01/2033                            DEBT        025816AS8    6,328    6,250,000  PRN       DEFINED     1        X
AMERICAN INTL GROUP .500000%
 05/15/2007                            DEBT        026874AN7    3,273    3,500,000  PRN       DEFINED     1        X
AMERICAN INTL GROUP 0%
 11/09/2031                            DEBT        026874AP2    6,912   10,375,000  PRN       DEFINED     1        X
AON CORP 3.500000% 11/15/2012          DEBT        037389AT0      375      300,000  PRN       DEFINED     1        X
ARROW ELECTRONIC INC 0%
 02/21/2021                            DEBT        042735AY6    3,763    7,000,000  PRN       DEFINED     1        X
AXCAN PHARMA INC 4.250000%
 04/15/2008                            DEBT        054923AB3      611      500,000  PRN       DEFINED     1        X
CARNIVAL CORP 0% 10/24/2021            DEBT        143658AS1    1,131    1,250,000  PRN       DEFINED     1        X
CARNIVAL CORP 1.132000%
 04/29/2033                            DEBT        143658AV4    4,038    5,000,000  PRN       DEFINED     1        X
CARNIVAL CORP 2.000000%
 04/15/2021                            DEBT        143658AN2    3,252    2,300,000  PRN       DEFINED     1        X
CBRL GROUP INC 0% 04/03/2032           DEBT        12489VAB2    1,684    3,500,000  PRN       DEFINED     1        X
CENTURYTEL INC 4.750000%
 08/01/2032                            DEBT        156700AH9    2,085    2,000,000  PRN       DEFINED     1        X
CHIRON CORP 1.625000% 08/01/2033       DEBT        170040AG4    2,783    3,000,000  PRN       DEFINED     1        X
COOPER CAMERON CORP 1.500000%
 05/15/2024                            DEBT        216640AE2    1,100    1,000,000  PRN       DEFINED     1        X
COSTCO WHOLESALE CORP 0%
 08/19/2017                            DEBT        22160QAC6    5,094    5,000,000  PRN       DEFINED     1        X
CSX CORP 0% 10/30/2021                 DEBT        126408GA5    5,457    6,300,000  PRN       DEFINED     1        X
DEVON ENERGY CORPORATION 4.900000%
 08/15/2008                            DEBT        25179MAA1    6,462    5,750,000  PRN       DEFINED     1        X
DEVON ENERGY CORPORATION 4.950000%
 08/15/2008                            DEBT        25179MAB9    1,686    1,500,000  PRN       DEFINED     1        X
DIAMOND OFFSHORE DRILL 1.500000%
 04/15/2031                            DEBT        25271CAE2    3,675    3,000,000  PRN       DEFINED     1        X
DOMINION RESOURCES INC 2.125000%
 12/15/2023                            DEBT        25746UAT6    5,809    5,500,000  PRN       DEFINED     1        X
DUKE ENERGY CORP 1.750000%
 05/15/2023                            DEBT        264399EJ1    3,765    3,000,000  PRN       DEFINED     1        X
EASTMAN KODAK CO 3.375000%
 10/15/2033                            DEBT        277461BE8    1,609    1,500,000  PRN       DEFINED     1        X
ELECTRONCIS FOR IMAGING 1.500000%
 06/01/2023                            DEBT        286082AA0    1,476    1,500,000  PRN       DEFINED     1        X
FLUOR CORP 1.500000% 02/15/2024        DEBT        343412AA0    2,310    2,000,000  PRN       DEFINED     1        X
FOUR SEASONS HTL 1.875000%
 07/30/2024                            DEBT        35100EAE4    1,091    1,000,000  PRN       DEFINED     1        X
FRANKLIN RESOURCES INC 0%
 05/11/2031                            DEBT        354613AC5    3,994    5,500,000  PRN       DEFINED     1        X
GATX CORP 7.500000% 02/01/2007         DEBT        361448AC7      581      500,000  PRN       DEFINED     1        X
GENERAL MILLS INC 0% 10/28/2022        DEBT        370334AU8    1,763    2,500,000  PRN       DEFINED     1        X
GENZYME CORP 1.250000% 12/01/2023      DEBT        372917AN4    2,853    2,750,000  PRN       DEFINED     1        X
GREATER BAY BANCORP 0% 03/23/2024      DEBT        391648AP7    1,780    2,000,000  PRN       DEFINED     1        X
HARRIS CORP 3.500000% 08/15/2022       DEBT        413875AH8    1,199      825,000  PRN       DEFINED     1        X
HASBRO INC 2.750000% 12/01/2021        DEBT        418056AN7    1,099    1,000,000  PRN       DEFINED     1        X
HCC INSURANCE HOLDINGS 1.300000%
 04/01/2023                            DEBT        404132AB8    4,266    3,750,000  PRN       DEFINED     1        X
HEALTH MANAGEMENT ASSOC 1.500000%
 08/01/2023                            DEBT        421933AF9    3,240    3,000,000  PRN       DEFINED     1        X
HEWLETT-PACKARD CO 0% 10/14/2017       DEBT        428236AC7    3,121    5,500,000  PRN       DEFINED     1        X
HILTON HOTELS CORP 3.375000%
 04/15/2023                            DEBT        432848AZ2    3,611    3,000,000  PRN       DEFINED     1        X
INCO LTD 1.000000% 03/14/2023          DEBT        453258AT2    3,773    3,000,000  PRN       DEFINED     1        X
INTL GAME TECHNOLOGY 0% 01/29/2033     DEBT        459902AL6    5,579    8,600,000  PRN       DEFINED     1        X
INTL PAPER CO 0% 06/20/2021            DEBT        460146BM4    6,785   12,450,000  PRN       DEFINED     1        X
IVAX CORP 4.500000% 05/15/2008         DEBT        465823AG7    8,479    8,500,000  PRN       DEFINED     1        X
KELLWOOD CO 3.500000% 06/15/2034       DEBT        488044AF5    3,555    4,000,000  PRN       DEFINED     1        X
LEAR CORP 0% 02/20/2022                DEBT        521865AG0    1,122    2,500,000  PRN       DEFINED     1        X
LEHMAN BROTHERS HOLDINGS .250000%
 05/08/2010                            DEBT        524908FN5    1,938    2,000,000  PRN       DEFINED     1        X
LEHMAN BROTHERS HOLDINGS .750000%
 02/11/2011                            DEBT        524908LS7    1,920    2,000,000  PRN       DEFINED     1        X
LIBERTY MEDIA CORP 3.250000%
 03/15/2031                            DEBT        530715AR2    2,383    3,115,000  PRN       DEFINED     1        X
LOCKHEED MARTIN CORP 3.018130%
 08/15/2033                            DEBT        539830AP4    5,322    5,000,000  PRN       DEFINED     1        X
LOWE'S COMPANIES INC .861000%
 10/19/2021                            DEBT        548661CG0    6,969    6,750,000  PRN       DEFINED     1        X
LOWE'S COMPANIES INC 0%
 02/16/2021                            DEBT        548661CF2    3,351    3,500,000  PRN       DEFINED     1        X
MASCO CORP 0% 07/20/2031               DEBT        574599BB1    5,276   11,500,000  PRN       DEFINED     1        X
MEDIMMUNE INC 1.000000% 07/15/2023     DEBT        584699AE2    3,815    4,000,000  PRN       DEFINED     1        X
MEDTRONIC INC 1.250000% 09/15/2021     DEBT        585055AD8   11,201   11,300,000  PRN       DEFINED     1        X
MERRILL LYNCH & CO 0% 03/13/2032       DEBT        590188W46   10,274   10,300,000  PRN       DEFINED     1        X
MORGAN STANLEY 1.250000%
 12/30/2008                            DEBT        617446GR4    2,284    2,500,000  PRN       DEFINED     1        X
NABORS INDUSTRIES INC 0%
 06/15/2023                            DEBT        629568AL0    2,058    2,000,000  PRN       DEFINED     1        X
NEWS AMERICA INC 0% 02/28/2021         DEBT        652482AZ3    7,796   13,500,000  PRN       DEFINED     1        X
ODYSSEY RE HOLDINGS 4.375000%
 06/15/2022                            DEBT        67612WAB4    2,313    2,000,000  PRN       DEFINED     1        X
OMNICOM GROUP 0% 06/15/2033            DEBT        681919AR7    6,338    6,500,000  PRN       DEFINED     1        X
PLACER DOME INC 2.750000%
 10/15/2023                            DEBT        725906AK7    1,588    1,500,000  PRN       DEFINED     1        X
PMI GROUP INC 2.500000%
 07/15/2021                            DEBT        69344MAE1    5,138    5,000,000  PRN       DEFINED     1        X
PPL ENERGY SUPPLY LLC 2.625000%
 05/15/2023                            DEBT        69352JAE7    2,978    2,500,000  PRN       DEFINED     1        X
RADIAN GROUP INC 2.250000%
 01/01/2022                            DEBT        750236AF8    3,980    4,000,000  PRN       DEFINED     1        X
REEBOK INTL LTD 2.000000%
 05/01/2024                            DEBT        758110AH3    3,666    3,500,000  PRN       DEFINED     1        X
SLM CORP 3.110630% 07/25/2035          DEBT        78442PAC0    2,532    2,500,000  PRN       DEFINED     1        X
TEVA PHARMACEUT FIN BV .375000%
 11/15/2022                            DEBT        88164MAB4    4,920    3,350,000  PRN       DEFINED     1        X
TEVA PHARMACEUT FIN LLC .250000%
 02/01/2024                            DEBT        88164RAB3    2,875    2,900,000  PRN       DEFINED     1        X
TJX COMPANIES INC 0% 02/13/2021        DEBT        872540AL3    1,650    2,000,000  PRN       DEFINED     1        X
TRANSOCEAN INC 1.500000%
 05/15/2021                            DEBT        893830AD1    3,019    3,000,000  PRN       DEFINED     1        X
TYCO INTL GROUP SA 2.750000%
 01/15/2018                            DEBT        902118BF4    3,225    2,500,000  PRN       DEFINED     1        X
TYCO INTL GROUP SA 3.125000%
 01/15/2023                            DEBT        902118BG2    6,463    4,675,000  PRN       DEFINED     1        X
UNIVERSAL HEALTH SVCS .426000%
 06/23/2020                            DEBT        913903AL4    3,878    5,500,000  PRN       DEFINED     1        X
WALT DISNEY COMPANY 2.125000%
 04/15/2023                            DEBT        254687AU0   10,263   10,000,000  PRN       DEFINED     1        X
WATSON PHARMACEUTICALS 1.750000%
 03/15/2023                            DEBT        942683AC7    1,159    1,250,000  PRN       DEFINED     1        X
WORLD COLOR PRESS, INC.,
 CONVERTIBLE                           DEBT        981443AA2    1,018    1,000,000  PRN       DEFINED     1        X
WYETH 2.390000% 01/15/2024             DEBT        983024AD2    1,792    1,750,000  PRN       DEFINED     1        X

---------------------------------------------------------------------  -----------
"STOCK"                                                    4    7,320      180,000
---------------------------------------------------------------------  -----------
DEBT                                                      80  284,165  313,640,000
---------------------------------------------------------------------  -----------
REPORT TOTALS                                             84  291,485  313,820,000
---------------------------------------------------------------------  -----------